Short-Term Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments Debt And Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets

To optimize the return yield on its short-term investments, the Company invested $581 million of available cash in short-term deposits as of December 31, 2022, compared to $291 million as of December 31, 2021. These short-term deposits represent liquid assets with original maturity beyond three months and no significant risk of changes in fair value.

Changes in the fair value of marketable securities are detailed in the tables below:

	December 31, 2021	Purchase	Accretion	Proceeds at maturity	Change in fair value included in OCI*	December 31, 2022
U.S. Treasury debt securities	—	687	8	—	(16)	679
Total	—	687	8	—	(16)	679

*	Other Comprehensive Income

	December 31, 2020	Purchase	Accretion	Proceeds at maturity	Change in fair value included in OCI*	December 31, 2021
U.S. Treasury debt securities	133	—	—	(132)	(1)	—
Total	133	—	—	(132)	(1)	—

*	Other Comprehensive Income